Interest and Finance Costs	6 Months Ended
Jun. 30, 2016
Interest and Finance Costs [Abstract]
Interest and Finance Costs
12.	Interest and Finance Costs:
Interest and finance costs are analyzed as follows:
	Six month period ended June 30,
	2016	2015
Interest on long-term debt	3,310	103
Amortization of debt issuance costs	120	20
Other	12	1
Total	3,442	124

Interest and finance costs-related party are analyzed as follows:
	Six month period ended June 30,
	2016	2015
Convertible notes interest expense	561	60
Convertible notes amortization of debt discount (Note 3)	376	89
Total	937	149